GADSDEN DYNAMIC MULTI-ASSET ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 64.5%	Shares	Value
abrdn Physical Platinum Shares ETF (a)(b)	20,784	$2,553,730
abrdn Physical Silver Shares ETF (a)	70,829	2,437,226
Fidelity Wise Origin Bitcoin Fund (a)	40,980	3,851,710
Franklin FTSE Brazil ETF	137,426	2,468,171
Franklin FTSE China ETF	84,808	1,840,758
Franklin FTSE India ETF	188,318	7,500,706
Franklin FTSE Japan ETF (b)	230,687	7,416,587
Global X Dax Germany ETF	28,787	1,293,400
iShares Bitcoin Trust ETF (a)	62,930	3,851,945
iShares MSCI China ETF (b)	34,227	1,885,908
iShares MSCI Europe Financials ETF	96,795	3,061,626
iShares MSCI Global Gold Miners ETF (b)	111,364	4,875,516
iShares MSCI Global Metals & Mining Producers ETF (b)	98,579	3,706,570
iShares MSCI Philippines ETF (b)	70,230	1,904,638
KraneShares CSI China Internet ETF	55,138	1,892,888
Schwab Emerging Markets Equity ETF	84,966	2,560,875
Schwab Fundamental Emerging Markets Equity ETF	153,222	5,057,858
Select STOXX Europe Aerospace & Defense ETF	30,799	1,328,977
SPDR Bloomberg Short Term International Treasury Bond ETF	404,843	11,363,943
SPDR EURO STOXX 50 ETF (b)	21,151	1,263,349
SPDR S&P Aerospace & Defense ETF (b)	10,056	2,121,213
Sprott Uranium Miners ETF	44,258	2,121,286
VanEck J. P. Morgan EM Local Currency Bond ETF	250,746	6,356,411
TOTAL EXCHANGE TRADED FUNDS (Cost $77,974,208)		82,715,291

COMMON STOCKS - 34.6%
Communication Services - 9.5%
Interactive Media & Services - 9.5%
Alphabet, Inc. - Class C	24,645	4,371,776
Meta Platforms, Inc. - Class A	8,908	6,574,906
Tencent Holdings Ltd. - ADR	19,044	1,228,338
Total Communication Services		12,175,020

Consumer Discretionary - 5.7%
Broadline Retail - 5.7%
Alibaba Group Holding Ltd. - ADR	20,653	2,342,257
Amazon.com, Inc. (a)	23,005	5,047,067
Total Consumer Discretionary		7,389,324

Energy - 2.3%
Coal & Consumable Fuels - 2.3%
Cameco Corp.	39,108	2,902,987

GADSDEN DYNAMIC MULTI-ASSET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 34.6% (CONTINUED)	Shares	Value
Information Technology - 17.1%
Semiconductor Materials & Equipment - 2.5%
ASML Holding NV	4,067	$3,259,253

Semiconductors - 9.1%
Advanced Micro Devices, Inc. (a)	20,192	2,865,245
Nvidia Corp.	34,768	5,492,996
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	14,517	3,287,955
		11,646,196
Systems Software - 5.5%
Microsoft Corp.	7,937	3,947,943
Oracle Corp.	14,126	3,088,368
		7,036,311
Total Information Technology		21,941,760
TOTAL COMMON STOCKS (Cost $39,176,049)		44,409,091

SHORT-TERM INVESTMENTS - 12.7%
Investments Purchased with Proceeds from Securities Lending - 11.9%
First American Government Obligations Fund - Class X, 4.25% (c)	15,214,518	15,214,518

Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 4.25% (c)	1,082,502	1,082,502
TOTAL SHORT-TERM INVESTMENTS (Cost $16,297,020)		16,297,020

TOTAL INVESTMENTS - 111.8% (Cost $133,447,277)		$143,421,402
Liabilities in Excess of Other Assets - (11.8)%		(15,191,462)
TOTAL NET ASSETS - 100.0%		$128,229,940

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $14,928,223.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

GADSDEN DYNAMIC MULTI-ASSET ETF

Summary of Fair Value Disclosures as of June 30, 2025 (Unaudited)

Gadsden Dynamic Multi-Asset ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$82,715,291	$—	$—	$82,715,291
Common Stocks	44,409,091	—	—	44,409,091
Investments Purchased with proceeds from Securities Lending	15,214,518	—	—	15,214,518
Money Market Funds	1,082,502	—	—	1,082,502
Total Investments	$143,421,402	$—	$—	$143,421,402

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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